UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     February 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $554,254 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204    12440   431937 SH       SOLE                   431937
ABERCROMBIE & FITCH CO         CL A             002896207    10678   133527 SH       SOLE                   133527
ADVANCED ANALOGIC TECHNOLOGI   COM              00752J108    11986  1062547 SH       SOLE                  1062547
AMERICAN APPAREL INC           COM              023850100     7403   493561 SH       SOLE                   493561
ANADIGICS INC                  COM              032515108    15280  1320698 SH       SOLE                  1320698
APPLE INC                      COM              037833100    46944   236996 SH       SOLE                   236996
ASE TEST LTD                   ORD              Y02516105    12391   873250 SH       SOLE                   873250
AT&T INC                       COM              00206R102    18224   438500 SH  CALL SOLE                   438500
AT&T INC                       COM              00206R102    31272   752450 SH       SOLE                   752450
BAIDU COM INC                  SPON ADR REP A   056752108    13249    33988 SH       SOLE                    33988
BIGBAND NETWORKS INC           COM              089750509     4768   927546 SH       SOLE                   927546
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    18283  2490811 SH       SOLE                  2490811
CEVA INC                       COM              157210105      232    18997 SH       SOLE                    18997
COMCAST CORP NEW               CL A             20030N101     9950   544950 SH  CALL SOLE                   544950
CYPRESS SEMICONDUCTOR CORP     COM              232806109    13800   383019 SH       SOLE                   383019
DECKERS OUTDOOR CORP           COM              243537107    25108   161925 SH       SOLE                   161925
DOMINOS PIZZA INC              COM              25754A201     2061   155785 SH       SOLE                   155785
EHEALTH INC                    COM              28238P109    10162   316483 SH       SOLE                   316483
GAP INC DEL                    COM              364760108     9743   457840 SH       SOLE                   457840
GOOGLE INC                     CL A             38259P508    41247    59651 SH       SOLE                    59651
HASBRO INC                     COM              418056107    14550   568816 SH       SOLE                   568816
HEWLETT PACKARD CO             COM              428236103    39606   784596 SH       SOLE                   784596
HEWLETT PACKARD CO             COM              428236103      232     4600 SH  CALL SOLE                     4600
LEAP WIRELESS INTL INC         COM NEW          521863308     4260    91333 SH       SOLE                    91333
MEMC ELECTR MATLS INC          COM              552715104     5042    56974 SH       SOLE                    56974
MERCADOLIBRE INC               COM              58733R102     8834   119566 SH       SOLE                   119566
MONOLITHIC PWR SYS INC         COM              609839105    11057   514980 SH       SOLE                   514980
NOKIA CORP                     SPONSORED ADR    654902204    45661  1189393 SH       SOLE                  1189393
NOVATEL WIRELESS INC           COM NEW          66987M604     4663   287850 SH       SOLE                   287850
OMNITURE INC                   COM              68212S109     5628   169053 SH       SOLE                   169053
ORBITZ WORLDWIDE INC           COM              68557K109     5542   652026 SH       SOLE                   652026
PRICELINE COM INC              COM NEW          741503403    17940   156191 SH       SOLE                   156191
RESEARCH IN MOTION LTD         COM              760975102    43263   381507 SH       SOLE                   381507
RUBY TUESDAY INC               COM              781182100     8746   897058 SH       SOLE                   897058
SINA CORP                      ORD              g81477104    12305   277708 SH       SOLE                   277708
SUCCESSFACTORS INC             COM              864596101     6635   561358 SH       SOLE                   561358
SYNAPTICS INC                  COM              87157D109     1880    45681 SH       SOLE                    45681
UNIVERSAL DISPLAY CORP         COM              91347P105     1888    91316 SH       SOLE                    91316
VERIGY LTD                     SHS              Y93691106     1301    47900 SH       SOLE                    47900